Discontinued Operations - Schedule of carrying amounts of the major classes of assets and liabilities classified as held for sale (Details) - Discontinued Operations, Held-for-sale - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 197,898	$ 169,180
Receivables, net	83,045	61,800
Property and equipment, net	830,408	790,169
Goodwill	159,042	147,910
Tradenames	156,746	154,286
Other assets	122,201	108,153
Total assets held for sale	1,549,340	1,431,498
Deferred revenue and student deposits	223,163	184,429
Long-term debt, including current portion	319,473	351,124
Other liabilities	314,680	293,921
Total liabilities held for sale	$ 857,316	$ 829,474